Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2020
Commitments and Contingencies.
Schedule of other lease related balances

Information about other lease‑related balances is as follows (in thousands):

	September 30,
	2020	2019
Lease cost
Operating lease cost	$561	$479
Short‑term lease cost	—	24
Variable lease cost	30	30
Total lease cost	$591	$533
Other Information
Operating cash flows from operating leases	$805	$701
Weighted‑average remaining lease term—operating leases (years)	3.5	4.5
Weighted‑average discount rate—operating leases	7.6%	7.6%

Schedule of future minimum lease payments

Future minimum lease payments under noncancelable operating leases at September 30, 2020, are as follows (in thousands):

2020 (remaining 3 months)	$268
2021	1,071
2022	1,070
2023	1,028
2024	258
Total lease payments	3,695
Less amount representing interest	(462)
Total lease liability	3,233
Less current portion of lease liability	(858)
Lease liability, net of current portion	$2,375